INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES	12 Months Ended
Dec. 31, 2024
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES [Abstract]
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES
19	INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES

The following is a breakdown of the accrued interest, similar income and similar expenses:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	15,654,391	15,044,864	12,419,281
Interest on investments at fair value through other comprehensive income	2,136,099	1,984,408	1,595,570
Interest on due from banks	1,405,854	1,133,211	467,387
Interest on investments at amortized cost	469,224	456,543	382,097
Interest on investments at fair value through profit or loss	54,999	48,376	38,550
Dividends received	49,469	46,080	29,226
Other interest and similar income	99,220	85,013	79,171
Total	19,869,256	18,798,495	15,011,282

Interest and similar expense
Interest on deposits and obligations	(2,850,474)	(3,141,307)	(1,688,245)
Interest on due to banks and correspondents	(1,081,126)	(1,158,665)	(683,078)
Interest on bonds and notes issued	(799,223)	(634,299)	(728,218)
Financial expenses of insurance activities	(507,356)	(466,814)	(426,477)
Deposit Insurance Fund	(256,583)	(237,441)	(230,255)
Interest on lease liabilities	(22,828)	(25,574)	(25,054)
Other interest and similar expense	(236,535)	(196,423)	(138,337)
Total	(5,754,125)	(5,860,523)	(3,919,664)